Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Debt

9. Debt

Overview

Set forth below is a description of certain debt facilities for which Ceridian was obligated during the periods covered by these consolidated financial statements. Our debt obligations consist of the following:

	December 31,
	2018	2017
Term Debt, interest rate of 5.8% and 5.1% as of December 31, 2018 and 2017, respectively	$678.3	$657.3
Senior Notes, interest rate of 11.0% as of December 31, 2017	—	475.0
Revolving Credit Facility ($300.0 available capacity less amounts reserved for letters of credit, which were $2.7 as of December 31, 2018, and $130.0 available capacity less amounts reserved for letters of credit, which were $2.9 as of December 31, 2017)	—	—
Canada Line of Credit (CDN $7.0 available capacity as of December 31, 2018 and 2017; USD $5.1 as of December 31, 2018 and USD $5.6 as of December 31, 2017)	—	—
Total debt	678.3	1,132.3
Less unamortized discount on Term Debt	1.7	0.9
Less unamortized debt issuance costs on Senior Notes and Term Debt	6.3	11.6
Less current portion of long-term debt	6.8	—
Long-term debt, less current portion	$663.5	$1,119.8

Senior Secured Credit Facilities

Principal Amounts and Maturity Dates

On November 14, 2014, the 2014 Senior Secured Credit Facility was put into place, consisting of (i) a $702.0 term loan debt facility (the “2014 Term Debt”) and (ii) a $130.0 revolving credit facility (the “2014 Revolving Credit Facility”). As of December 31, 2017, the 2014 Term Debt had a maturity date of September 2020, and the 2014 Revolving Credit Facility had a maturity date of September 2019. The 2014 Term Debt required quarterly principal payments of 0.25% of the original principal amount. Ceridian made mandatory pre-payments towards the principal balance of the 2014 Term Debt with the proceeds received from the sale of the UK Business during the years ended December 31, 2018, and 2017, of $0.3 and $25.9, respectively. These pre-payments were applied against the scheduled quarterly principal payments.

On April 30, 2018, Ceridian completed the refinancing of the remaining debt under the 2014 Senior Secured Credit Facility by entering into a new credit agreement. Pursuant to the terms of the new credit agreement, Ceridian became borrower of (i) a $680.0 term loan debt facility (the “2018 Term Debt”) and (ii) a $300.0 revolving credit facility (the “2018 Revolving Credit Facility”) (collectively, the “2018 Senior Secured Credit Facility”). The 2018 Senior Secured Credit Facility is secured by all assets of Ceridian.

In connection with the refinancing of the 2014 Senior Secured Credit Facility, we recognized a loss on debt extinguishment of $7.1 within interest expense, net on our consolidated statement of operations during the year ended December 31, 2018.

Interest

The effective interest rate on the 2014 Term Debt at December 31, 2017 was 5.1%. The 2014 Term Debt had an interest rate of LIBOR plus 3.5%, subject to a 1.0% LIBOR floor.

The effective interest rate on the 2018 Term Debt at December 31, 2018 was 5.8%. The 2018 Term Debt is currently subject to an interest rate of LIBOR plus 3.25%. In the event our corporate rating from Moody’s Investors Service, Inc. is B2 or better, the interest rate is reduced to LIBOR plus 3.00%, so long as the rating is maintained.

Financing Costs and Issuance Discounts

The 2014 Term Debt had associated unamortized deferred financing costs of $5.4 at December 31, 2017 which were being amortized at the effective interest rate of 4.8%.

In connection with the refinancing of the 2014 Senior Secured Credit Facility, we capitalized $3.6 of additional financing costs and wrote off $0.5 of existing unamortized deferred financing costs, which was included in the loss on extinguishment of debt. The 2018 Term Debt had associated unamortized deferred financing costs of $8.0 at December 31, 2018, which are being amortized at an effective interest rate of 5.3%.

Collateral and Guarantees

The 2018 Senior Secured Credit Facility names Ceridian as the sole borrower and is unconditionally guaranteed by Ceridian’s domestic, wholly-owned financially material restricted subsidiaries, subject to certain customary exceptions. The 2018 Senior Secured Credit Facility is secured by a perfected first priority security interest, subject to certain exceptions (including customer trust funds), in substantially all of Ceridian’s and the subsidiary guarantors’ tangible and intangible assets. The security interest includes a pledge of the capital stock of certain of Ceridian’s direct and indirect material restricted subsidiaries.

Representations, Warranties and Covenants

The documents governing the 2018 Senior Secured Credit Facility contain certain customary representations and warranties. In addition, those documents contain customary covenants restricting Ceridian’s ability and certain of its subsidiaries’ ability to, among other things: incur additional indebtedness, issue disqualified stock and preferred stock; create liens; declare dividends; redeem capital stock; make investments; engage in a materially different line of business; engage in certain mergers, consolidations, acquisitions, asset sales or other fundamental changes; engage in certain transactions with affiliates; enter into certain restrictive agreements; make prepayments on any subordinated indebtedness; modify junior financing documentation; and make changes to our fiscal year.

The 2018 Senior Secured Credit Facility documents contain a requirement that Ceridian maintain a ratio of adjusted first lien debt to Credit Facility EBITDA below specified levels on a quarterly basis; however, such requirement is applicable only if more than 35% of the 2018 Revolving Credit Facility is drawn. As of December 31, 2018, no portion of the 2018 Revolving Credit Facility was drawn.

Events of Default

Events of default under the 2018 Senior Secured Credit Facility documents include, but are not limited to: failure to pay interest, principal and fees or other amounts when due; material breach of any representation or warranty; covenant defaults; cross defaults to other material indebtedness; events of bankruptcy, invalidity of security interests; a change of control; material judgments for payment of money; involuntary acceleration of any debt; and other customary events of default. There were no events of default as of December 31, 2018.

Senior Notes

General Description

On October 1, 2013, Ceridian issued the Senior Notes due 2021 in the principal amount of $475.0.

Using the net proceeds received from the IPO and concurrent private placement, we satisfied and discharged the indenture governing the Senior Notes on April 30, 2018, and the Senior Notes were redeemed on May 30, 2018. In connection with the redemption of the Senior Notes, we recognized a loss on extinguishment of debt of $18.6 within interest expense, net on our consolidated statement of operations during the year ended December 31, 2018.

Interest

The interest rate on the Senior Notes was fixed at 11.0% as of December 31, 2017.

Financing Costs and Issuance Discounts

The Senior Notes had unamortized deferred financing costs of $6.2 at December 31, 2017, which were being amortized at an effective interest rate of 11.45%. On May 30, 2018, the redemption date, the Senior Notes had unamortized deferred financing costs of $5.5, which were written off and included in the loss on extinguishment of debt.

Other Information Relating to Indebtedness

Future Payments and Maturities of Debt

The future principal payments and maturities of our indebtedness are as follows:

Years Ending December 31,	Amount
2019	$6.8
2020	6.8
2021	6.8
2022	6.8
2023	6.8
Thereafter	644.3
$678.3

Ceridian may be required to make additional payments on the 2018 Term Debt from various sources, including proceeds of certain indebtedness which may be incurred from time to time, certain asset sales and a certain percentage of cash flow. There is an excess cash flow calculation associated with the 2018 Term Debt commencing with the year ending December 31, 2019.

Fair Value of Debt

Our debt does not trade in active markets. Based on the borrowing rates currently available to us for bank loans with similar terms and average maturities and the limited trades of our debt, the fair value of our indebtedness was estimated to be $649.5 and $1,154.1 as of December 31, 2018, and 2017, respectively.

Other Debt Financing

Ceridian Canada had available at December 31, 2018, and 2017, a committed bank credit facility that provides up to CDN $7.0, for issuance of letters of credit, and it is a discretionary line at the option of the bank. The amounts of letters of credit outstanding under this facility were CDN $7.0 (USD $5.1) and CDN $7.0 (USD $5.6) at December 31, 2018, and 2017, respectively.